Stockholders' Equity (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk free interest rate	0.10%	1.75%
Expected volatility	275.00%	650.00%
Warrant [Member]
Risk free interest rate		1.55%
Expected volatility		185.00%
Expected dividend yield		0.00%
Warrant [Member] | Minimum [Member]
Expected life of the options		3 years 1 month 6 days
Warrant [Member] | Maximum [Member]
Expected life of the options		3 years 7 months 6 days